Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 3 — BUSINESS SEGMENTS

Summarized financial information concerning the Company’s reportable segments for the three months ended September 30, 2021 and 2020 is presented below.

	Three Months Ended September 30, 2021
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$3,145,955	$—	$—	$—	$3,145,955
Construction	—	1,338,428	—	—	1,338,428
Automotive supplies	—	—	2,250,645	—	2,250,645
Total Revenue	3,145,955	1,338,428	2,250,645	—	6,735,028

Total cost of sales	2,300,664	805,513	1,466,946	—	4,573,123
Total operating expenses	683,110	612,880	1,249,778	475,679	3,021,447
Income (loss) from operations	$162,181	$(79,965)	$(466,079)	$(475,679)	$(859,542)
	Three Months Ended September 30, 2020
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$3,141,313	$—	$—	$—	$3,141,313
Construction	—	—	—	—	—
Automotive supplies	—	—	—	—	—
Total Revenue	3,141,313	—	—	—	3,141,313

Total cost of sales	2,429,714	—	—	—	2,429,714
Total operating expenses	843,000	—	—	126,836	969,836
Loss from operations	$(131,401)	$—	$—	$(126,836)	$(258,237)

Summarized financial information concerning the Company’s reportable segments for the nine months ended September 30, 2021 and 2020 is presented below.

	Nine Months Ended September 30, 2021
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$9,762,939	$—	$—	$—	$9,762,939
Construction	—	4,169,305	—	—	4,169,305
Automotive supplies	—	—	4,231,013	—	4,231,013
Total Revenue	9,762,939	4,169,305	4,231,013	—	18,163,257

Total cost of sales	7,409,913	2,280,009	2,658,672	—	12,348,594
Total operating expenses	2,095,280	1,687,998	2,509,008	973,105	7,265,391
Income (loss) from operations	$257,746	$201,298	$(936,667)	$(973,105)	$(1,450,728)
	Nine Months Ended September 30, 2020
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$4,327,294	$—	$—	$—	$4,327,294
Construction	—	—	—	—	—
Automotive supplies	—	—	—	—	—
Total Revenue	4,327,294	—	—	—	4,327,294

Total cost of sales	3,353,608	—	—	—	3,353,608
Total operating expenses	1,278,284	—	—	648,488	1,926,772
Loss from operations	$(304,598)	$—	$—	$(648,488)	$(953,086)

Summarized financial information concerning the Company’s reportable segments is presented below:

	Year Ended December 31, 2020
	Retail & Appliances	Land Management Services	Construction	Corporate Services	Total
Revenue
Services	$—	$3,379,655	$—	$—	$3,379,655
Sales of parts and equipment	—	3,322,944		—	3,322,944
Furniture and appliances revenue	7,625,222				7,625,222
Construction	—	—	1,120,224	—	1,120,224
Total Revenue	7,625,222	6,702,599	1,120,224	—	15,448,045

Total cost of sales	5,866,414	2,874,792	665,022	—	9,406,228
Total operating expenses	1,986,775	5,000,313	681,040	896,095	8,564,223
Loss from operations	$(227,967)	$(1,172,506)	$(225,838)	$(896,095)	$(2,522,406)
	Year Ended December 31, 2019
	Retail & Appliances	Land Management Services	Construction	Corporate Services	Total
Revenue
Services	$—	$4,201,414	$—	$—	$4,201,414
Sales of parts and equipment	—	2,178,611	—	—	2,178,611
Furniture and appliances revenue	—	—	—	—	—
Total Revenue	—	6,380,025	—	—	6,380,025

Total cost of sales	—	1,830,067	—	—	1,830,067
Total operating expenses	—	5,707,272	—	161,441	5,868,713
Loss from operations	$—	$(1,157,314)	$—	$(161,441)	$(1,318,755)